Bank and Other Borrowings (Details) - Schedule of Bank and Other Borrowings	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Bank borrowings
- Current	RM 107,726	$ 22,837	RM 77,277
- Non-current	170,444	36,132	245,322	$ 53,455
Total bank borrowings	278,170	58,969	322,599
Other borrowings – current	600,000	127,194	600,000
Total borrowings	RM 878,170	$ 186,163	RM 922,599